Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 24,738	$ 19,484	$ 17,429	$ 19,177	$ 15,537	$ 12,315	$ 12,175	$ 11,214	$ 10,168	$ 10,960	$ 9,425
Class B
Account Value [Line Items]
Line Graph and Table Measure Name	Class B (with sales charge)
Account Value	$ 24,720	19,470	17,417	19,307	15,761	12,581	12,533	11,634	10,627	11,542	10,000
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 24,711	19,463	17,411	19,304	15,760	12,583	12,535	11,631	10,626	11,540	10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 25,598	20,214	18,128	19,995	16,239	12,904	12,788	11,808	10,735	11,599	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 27,023	21,210	18,906	20,735	16,741	13,229	13,045	11,987	10,843	11,657	10,000
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 26,909	21,141	18,863	20,707	16,733	13,229	13,045	11,987	10,843	11,657	10,000
MSCI AC World Net Dividends Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI AC World Net Dividends Index
Account Value	$ 23,192	18,788	16,488	19,601	15,237	13,077	13,113	11,770	10,050	9,371	10,000
MSCI AC World Net Dividends Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI AC World Net Dividends Index
Account Value	$ 23,192	18,788	16,488	19,601	15,237	13,077	13,113	11,770	10,050	9,371	10,000
MSCI AC World Net Dividends Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI AC World Net Dividends Index
Account Value	$ 23,192	18,788	16,488	19,601	15,237	13,077	13,113	11,770	10,050	9,371	10,000
MSCI AC World Net Dividends Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI AC World Net Dividends Index
Account Value	$ 23,192	18,788	16,488	19,601	15,237	13,077	13,113	11,770	10,050	9,371	10,000
MSCI AC World Net Dividends Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI AC World Net Dividends Index
Account Value	$ 23,192	18,788	16,488	19,601	15,237	13,077	13,113	11,770	10,050	9,371	10,000
MSCI AC World Net Dividends Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI AC World Net Dividends Index
Account Value	$ 23,192	18,788	16,488	19,601	15,237	13,077	13,113	11,770	10,050	9,371	10,000
MSCI World Health Care Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Health Care Index-NR
Account Value	$ 24,427	20,271	18,412	20,692	16,761	13,697	13,660	12,045	10,874	10,988	10,000
MSCI World Health Care Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Health Care Index-NR
Account Value	$ 24,427	20,271	18,412	20,692	16,761	13,697	13,660	12,045	10,874	10,988	10,000
MSCI World Health Care Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Health Care Index-NR
Account Value	$ 24,427	20,271	18,412	20,692	16,761	13,697	13,660	12,045	10,874	10,988	10,000
MSCI World Health Care Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Health Care Index-NR
Account Value	$ 24,427	20,271	18,412	20,692	16,761	13,697	13,660	12,045	10,874	10,988	10,000
MSCI World Health Care Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Health Care Index-NR
Account Value	$ 24,427	20,271	18,412	20,692	16,761	13,697	13,660	12,045	10,874	10,988	10,000
MSCI World Health Care Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Health Care Index-NR
Account Value	$ 24,427	$ 20,271	$ 18,412	$ 20,692	$ 16,761	$ 13,697	$ 13,660	$ 12,045	$ 10,874	$ 10,988	$ 10,000